Post-employment benefits - Plan assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post-employment benefits - Text Details (Detail) [Line Items]
Interest expense (income), net defined benefit liability (asset)	€ 22	€ 23	€ 37
Plan assets [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset) at beginning of period	2,164	2,137
Interest expense (income), net defined benefit liability (asset)	77	62
Current service cost, net defined benefit liability (asset)	1	1
Return on plan assets excluding interest income or expense, net defined benefit liability (asset)	305	(129)
Contributions to plan by plan participants, net defined benefit liability (asset)	12	4
Contributions to plan by employer, net defined benefit liability (asset)	28	159
Gains (losses) arising from settlements, net defined benefit liability (asset)	(1)	(0)
Payments from plan, net defined benefit liability (asset)	159	152
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	103	83
Net defined benefit liability (asset) at end of period	€ 2,526	€ 2,164	€ 2,137